UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6600

Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA                 May 16, 2011
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:       787,420
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 3/31/11
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

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

ACORDA THERAPEUTICS INC         COM            00484M106    29,000   1,250,000  SH        Sole        n/a       1,250,000
ALNYLAM PHARMACEUTICALS INC     COM            02043Q107     1,018     106,377  SH        Sole        n/a         106,377
AMAG PHARMACEUTICALS INC        COM            00163U106     9,252     554,000  SH        Sole        n/a         554,000
ANGIODYNAMICS INC               COM            03475V101    15,593   1,031,302  SH        Sole        n/a       1,031,302
ANTHERA PHARMACEUTICALS INC     WARRANT        03674U102     1,580     400,000      CALL  Sole        n/a         400,000
ARTHROCARE CORP                 COM            043136100    16,750     502,400  SH        Sole        n/a         502,400
AUXILIUM PHARMACEUTICALS INC    COM            05334D107    19,051     887,341  SH        Sole        n/a         887,341
CARDIONET INC                   COM            14159L103    10,983   2,292,891  SH        Sole        n/a       2,292,891
CAREFUSION CORP                 COM            14170T101    40,221   1,426,284  SH        Sole        n/a       1,426,284
CELGENE CORP                    RIGHTS         151020112     2,373     949,358      CALL  Sole        n/a         949,358
COMMUNITY HEALTH SYS INC NEW    COM            203668108    39,990   1,000,000  SH        Sole        n/a       1,000,000
CONCEPTUS INC                   COM            206016107    22,107   1,529,863  SH        Sole        n/a       1,529,863
CVS CAREMARK CORPORATION        COM            126650100    48,048   1,400,000  SH        Sole        n/a       1,400,000
CVS CAREMARK CORPORATION        COM            126650100    17,160     500,000      CALL  Sole        n/a         500,000
DYAX CORP                       COM            26746E103       736     456,849  SH        Sole        n/a         456,849
DYNAVAX TECHNOLOGIES CORP       COM            268158102     5,026   1,821,056  SH        Sole        n/a       1,821,056
DYNAVAX TECHNOLOGIES CORP       WARRANT        268158102     2,459   1,735,500      CALL  Sole        n/a       1,735,500
ELAN PLC                        ADR            284131208    27,520   4,000,000  SH        Sole        n/a       4,000,000
HEALTH MGMT ASSOC INC NEW       COM            421933102    27,008   2,477,778  SH        Sole        n/a       2,477,778
HUMANA INC                      COM            444859102    41,964     600,000  SH        Sole        n/a         600,000
LIFEPOINT HOSPITALS INC         COM            53219L109    30,163     750,700  SH        Sole        n/a         750,700
LILLY ELI & CO                  COM            532457108    35,170   1,000,000  SH        Sole        n/a       1,000,000
MEDCO HEALTH SOLUTIONS INC      COM            58405U102    28,080     500,000  SH        Sole        n/a         500,000
OMNICELL INC                    COM            68213N109     1,717     112,655  SH        Sole        n/a         112,655
REGENERON PHARMACEUTICALS       COM            75886F107    22,470     500,000  SH        Sole        n/a         500,000
RITE AID CORP                   COM            767754104     6,423   6,059,320  SH        Sole        n/a       6,059,320
SANOFI AVENTIS                  ADR            80105N105    47,547   1,350,000  SH        Sole        n/a       1,350,000
SAVIENT PHARMACEUTICALS INC     COM            80517Q100     5,300     500,000  SH        Sole        n/a         500,000
SONOSITE INC                    COM            83568G104    10,876     326,403  SH        Sole        n/a         326,403
SPDR S&P 500 ETF TR             COM            78462F103    99,443     750,000      PUT   Sole        n/a         750,000
ST JUDE MED INC                 COM            790849103    15,378     300,000      CALL  Sole        n/a         300,000
TARGACEPT INC                   COM            87611R306     6,730     253,105  SH        Sole        n/a         253,105
TENET HEALTHCARE CORP           COM            88033G100    29,800   4,000,000  SH        Sole        n/a       4,000,000
UNIVERSAL AMERICAN CORP         COM            913377107    27,210   1,187,698  SH        Sole        n/a       1,187,698
VERTEX PHARMACEUTICALS INC      COM            92532F100    16,775     350,000  SH        Sole        n/a         350,000
VIROPHARMA INC                  RIGHTS         928241108         0     968,341      CALL  Sole        n/a         968,341
VIROPHARMA INC                  RIGHTS         928241108       156     968,341      CALL  Sole        n/a         968,341
WORLD HEART CORP                COM            980905400     2,098   1,639,345  SH        Sole        n/a       1,639,345
WORLD HEART CORP                WARRANT        980905400       168   1,639,345      CALL  Sole        n/a       1,639,345
WRIGHT MED GROUP INC            COM            98235T107    24,077   1,415,452  SH        Sole        n/a       1,415,452
